Leases - Narrative (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases	£ 15,400	£ 14,600
Cash outflow for leases, financing activities	13,488	13,805	£ 11,828
Loss on derecognition of right-of-use assets sub-leased	0	(132)	0
Interest income on lease receivables	2	7	17
Cash inflow for leases	439	560	£ 565
Decrease in net investment in finance lease	400
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Interest income on lease receivables	100	100
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Cash outflow for leases, financing activities	13,435	13,722
Loss on derecognition of right-of-use assets sub-leased	£ 0	£ 100